Reserve for Losses and Loss Adjustment Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reserve for Losses and Loss Adjustment Expenses
Reserve for Losses and Loss Adjustment Expenses

4. Reserve for Losses and Loss Adjustment Expenses

The following table represents a reconciliation of changes in the ending reserve balances for losses and loss adjustment expenses:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$2,332	$3,755	$4,165	$4,432
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	735	751	1,013	3,187
Prior year	(92)	(19)	(54)	(1,517)
Total incurred	643	732	959	1,670
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	298	706	404	1,264
Prior year	1,249	622	3,292	1,679
Total payments	1,547	1,328	3,696	2,943
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	1,428	3,159	1,428	3,159
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	13,202	11,207	13,202	11,207
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$14,630	$14,366	$14,630	$14,366

Considerable variability is inherent in the estimate of the reserve for losses and LAE. Although management believes the liability recorded for losses and LAE is adequate, the variability inherent in this estimate could result in changes to the ultimate liability, which may be material to stockholders’ equity. The foregoing reconciliation shows loss and loss adjustment expense reserve redundancies of $0.09 million and $0.02 million developed in the three months ended June 30, 2019 and 2018, respectively, and $0.05 million and $1.5 million developed in the six months ended June 30, 2019 and 2018, respectively. Favorable development in all periods was primarily due to lower than originally anticipated frequency and severity of claims in the Texas homeowners line of business.

7. Reserve for Losses and Loss Adjustment Expenses

Loss and loss adjustment expenses reserves represent management’s best estimate of the ultimate cost of all reported and unreported losses incurred through December 31, 2018 and 2017. The Company does not discount loss and loss adjustment expense reserves. The reserves for unpaid losses and loss adjustment expenses are estimated using individual case‑basis valuations and statistical analyses. Those estimates are subject to the effects of trends in loss severity and frequency. Although considerable variability is inherent in such estimates, management believes the reserves for losses and loss adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known. Any adjustments to estimates are recorded in the current period.

The following table provides a reconciliation of the beginning and ending reserve balances for losses and LAE on a net of reinsurance basis to the gross amounts reported in the accompanying balance sheet:

	December 31,
	2018	2017	2016
	(in thousands)
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$4,432	$3,336	$1,562
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	8,165	12,257	7,472
Prior year	(1,891)	(132)	(180)
Total incurred	6,274	12,125	7,292
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	4,409	8,986	4,824
Prior year	2,132	2,043	694
Total payments	6,541	11,029	5,518
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	4,165	4,432	3,336
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	11,896	13,352	1,442
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$16,061	$17,784	$4,778

Considerable variability is inherent in the estimate of the reserve for losses and LAE. Although management believes the liability recorded for losses and LAE is adequate, the variability inherent in this estimate could result in changes to the ultimate liability, which may be material to shareholder’s equity. The foregoing reconciliation shows loss and loss adjustment expense reserve redundancies of $1.9 million, $0.1 million, and $0.2 million developed in 2018, 2017 and 2016, respectively. This favorable reserve development was primarily in the Texas homeowners segment for all accident years presented. Expectations of ultimate losses from these periods have decreased due to lower than originally anticipated frequency and severity of claims.

The Company compiles and aggregates its claims data by grouping the claims according to the year in which the claim occurred (Accident Year) when analyzing claim payment and emergence patterns and trends over time. For the purpose of defining claims frequency, the number of reported claims is by loss occurrence and includes claims that do not result in a liability or payment associated with them.

The Company analyzed the usefulness of disaggregation of its results and determined the characteristics associated with the policies and the related unpaid loss reserves, incurred losses, and payment patterns are similar in nature. The Company separates its special property and other claim experience from its homeowner claim experience when analyzing losses and allocated loss adjustment expenses incurred and paid development and claim count triangles, as there are distinct differences in the development and claim count emergence patterns as well as methods of IBNR projection. The Special Property classification includes fire, allied lines, inland marine, and earthquake claims.

As such, the following tables show the Company’s historical homeowner and special property incurred and cumulative paid losses and LAE development, net of reinsurance, as well as IBNR loss reserves and the number of reported claims on an aggregate basis as of December 31, 2018 for each of the previous two accident years.

The information provided herein about incurred and paid accident year claims development for the years ended December 31, 2017 and prior is presented as unaudited supplementary information.

Incurred Losses and Allocated Loss Adjustment Expenses,

Net of Reinsurance Homeowners’ Insurance (in thousands)

					As of December 31, 2018
					Incurred but	Cumulative
	Years Ended December 31,				Not Reported	Number of
Accident Year	2015(1)	2016(1)	2017(1)	2018	Liabilities	Claims
2015	$2,048	$1,785	$1,658	$1,636	$3	379
2016		6,069	5,878	5,721	4	1,080
2017			9,534	7,418	83	2,944
2018				2,193	249	668
Total				$16,968	$339	5,071

Cumulative Paid Losses and Allocated Loss Adjustment Expenses,

Net of Reinsurance Homeowners’ Insurance (in thousands)

	Years Ended December 31,
Accident Year	2015(1)	2016(1)	2017(1)	2018
2015	$860	$1,379	$1,523	$1,615
2016		4,120	5,356	5,585
2017			7,135	7,375
2018				1,550
Total				$16,125
Reserve for losses and loss adjustment expense, net of reinsurance				$843
(1)	Data presented for these calendar years is required supplementary information, which is unaudited.

Average Annual Percentage Payout of Incurred Claims by Age,

Net of Reinsurance Homeowners’ Insurance (unaudited)

	Year 1	Year 2	Year 3	Year 4
Payout percentage	72.85%	18.86%	6.41%	5.61%

Incurred Losses and Allocated Loss Adjustment Expenses,

Net of Reinsurance Special Property Insurance (in thousands)

					As of December 31, 2018
					Incurred but	Cumulative
	Years Ended December 31,				Not Reported	Number of
Accident Year	2015(1)	2016(1)	2017(1)	2018	Liabilities	Claims
2015	$630	$719	$671	$671	$3	8
2016		1,381	1,249	1,251	2	50
2017			3,071	3,475	120	255
2018				5,970	158	336
Total				$11,367	$283	649

Cumulative Paid Losses and Allocated Loss Adjustment Expenses,

Net of Reinsurance Special Property Insurance (in thousands)

	Years Ended December 31,
Accident Year	2015(1)	2016(1)	2017(1)	2018
2015	$265	$438	$586	$626
2016		703	1,064	1,216
2017			1,967	3,344
2018				2,859
Total				8,045
Reserve for losses and loss adjustment expense, net of reinsurance				3,322
(1)	Data presented for these calendar years is required supplementary information, which is unaudited.

Average Annual Percentage Payout of Incurred Claims by Age,

Net of Reinsurance Special Property Insurance (unaudited)

	Year 1	Year 2	Year 3	Year 4
Payout percentage	50.05%	31.42%	17.10%	5.96%

The reconciliation of the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses in the consolidated balance sheet is as follows:

2018
(in thousands)
Net outstanding liabilities:
Homeowners’ insurance	$843
Special property	3,322
Reserve for losses and loss adjustment expense, net of reinsurance	4,165
Reinsurance recoverable on unpaid claims:
Homeowners’ insurance	$5,650
Special property	6,246
Total reinsurance recoverable on unpaid claims	11,896
Total reserve for losses and loss adjustment expenses	$16,061